6. Short-term investments (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Short Term Investments [Line Items]
Short-term investments	R$ 629,335	R$ 953,762
Local currency [member]
Disclosure of Short Term Investments [Line Items]
Short-term investments	626,163	919,400
Foreign currency [member]
Disclosure of Short Term Investments [Line Items]
Short-term investments	3,172	34,362
Government bonds [member] | Local currency [member]
Disclosure of Short Term Investments [Line Items]
Short-term investments	R$ 22,465	56,532
Weighted average rate equivalent	72.7% of CDI
Government bonds [member] | Foreign currency [member]
Disclosure of Short Term Investments [Line Items]
Short-term investments		29,684
Investment funds [member] | Local currency [member]
Disclosure of Short Term Investments [Line Items]
Short-term investments	R$ 603,698	862,868
Weighted average rate equivalent	77.7% of CDI
Investment funds [member] | Foreign currency [member]
Disclosure of Short Term Investments [Line Items]
Short-term investments	R$ 757	2,965
Weighted average rate equivalent	0.6%
Deposits with banks [member] | Foreign currency [member]
Disclosure of Short Term Investments [Line Items]
Short-term investments	R$ 2,415	R$ 1,713
Weighted average rate equivalent	0.6%